Interest income (expense) and foreign currency exchange gain (loss), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Interest income/(expense) and foreign currency exchange gain/(loss), net
Interest income	¥ 6,716	$ 1,054	¥ 19,445	¥ 42,013
Bank charges	(317)	(50)	(493)	(3,491)
Exchange gains/(loss)	(6,265)	(983)	(19,041)	1,094
Interest income/(expense) and foreign currency exchange gain/(loss), net	¥ 134	$ 21	¥ (89)	¥ 39,616